SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 244,871	$ 77,212
Due from related parties	$ 33,228	8,411
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 81,089	3,392
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Senior Management of the Company
Due to related parties	$ 11,543	6,168
Due from related parties	$ 10,544
Jing Liu [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Wife of the controlling shareholder
Due to related parties		18,925
Due from related parties	$ 7,709
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Senior Management of the Company
Due to related parties	$ 145,634	3,016
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	49% shareholder of Tianjin YHX
Due to related parties	$ 18,105	23,650
Shujie Mou [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Senior Management of Tianjin YHX
Due to related parties		28,229
Due from related parties	$ 2,953
Shaanxi Meishengyuan Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company
Due to related parties	$ 43
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	256,414	77,212
Due from related parties	$ 33,228	8,411
Wenjuan Chen [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Senior Management of the Company
Due from related parties	$ 4,700	8,358
Lu Jiang [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Employee of the Company
Due from related parties	$ 768	53
Shaanxi Kangdi Health Technology Co L T D [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	25% shareholder of Xi’an Shanfang
Due from related parties	$ 6,555